NOMURA PARTNERS FUNDS, INC.

ASIA PACIFIC EX JAPAN FUND

GLOBAL EQUITY INCOME FUND

SUPPLEMENT DATED JULY 22, 2010

TO THE PROSPECTUS DATED JANUARY 28, 2010

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus dated January 28, 2010.

•	Mr. Tadashi Yoshimitsu has joined the portfolio management team for Asia Pacific ex Japan Fund as a Senior Portfolio Manager.

•	Mr. Yoshiaki Saito has replaced Mr. Akira Ueno as Senior Fund Manager on Global Equity Income Fund. References to Mr. Ueno are hereby deleted from the Prospectus.

The chart below replaces similar disclosure contained within the section entitled “Portfolio Managers” on page 8 of the Prospectus:

Portfolio Manager	Title	Service with NAM Singapore	Service with Asia Pacific ex Japan Fund
Graham Muirhead (Lead)	Head of Investments and Chief Portfolio Manager	2001	2008
Ken Leong	Senior Portfolio Manager	2004	2008
Tadashi Yoshimitsu	Senior Portfolio Manager	2008	2010
Serene Chng	Portfolio Manager	2006	2008

The chart below replaces similar disclosure contained within the section entitled “Portfolio Managers” on page 20 of the Prospectus:

Portfolio Manager	Title	Service with NAM Tokyo	Service with Global Equity Income Fund
Hideyuki Aoki (Lead)	Chief Fund Manager	1989	2008
Yoshiaki Saito	Senior Fund Manager	1998	2010

The disclosure and chart below replace similar disclosure following the caption “Asia Pacific ex Japan Fund” on page 71 of the Prospectus:

Four individuals at NAM Singapore share primary responsibility for managing the Asia Pacific ex Japan Fund.

Portfolio Managers	Since	Recent Professional Experience
Graham Muirhead (Lead)	2008	Head of Investments - Asia Pacific ex Japan at NAM Singapore since 2006. He joined NAM Singapore in 2001 as a Senior Portfolio Manager covering Pacific Basin ex Japan equity securities. He also serves as chairman of the Pacific Basin Investment Committee.

Portfolio Managers	Since	Recent Professional Experience
Ken Leong	2008	Senior Portfolio Manager at NAM Singapore since 2004. Prior to joining NAM Singapore in 2004, he was an Investment Manager with Great Eastern Assurance (Malaysia) Bhd for three years.

Tadashi Yoshimitsu	2010	Senior Portfolio Manager at NAM Singapore since 2010. He joined NAM Singapore in 2008 as a Portfolio Manager. Previously, he was a Portfolio Manager, Equity Investment Department at NAM Tokyo since 2003.

Serene Chng	2008	Portfolio Manager at NAM Singapore since 2007. She joined NAM Singapore as an Assistant Portfolio Manager in 2006. She also worked for Lion Global Investors Limited (formerly Straits Lion Asset Management) for five years, initially as an Investment Analyst and more recently as an Asian Equities Manager.

Mr. Muirhead is the lead manager for the Asia Pacific ex Japan Fund and he is assisted by Mr. Leong, Mr. Yoshimitsu and Ms. Chng. Final authority on all portfolio investments rests with Mr. Muirhead.

Prospectus—page 72

The disclosure and chart below replace similar disclosure following the caption “Global Equity Income Fund” on page 72 of the Prospectus:

Two individuals at NAM Tokyo share primary responsibility for managing the Global Equity Income Fund.

Portfolio Managers	Since	Recent Professional Experience
Hideyuki Aoki (Lead)	2008	Chief Fund Manager, Equity Investment Department at NAM Tokyo since 2009. Previously, he worked as a Senior Fund Manager at NAM Tokyo for eight years. He joined NAM Tokyo in 1989.

Yoshiaki Saito	2010	Senior Fund Manager, Equity Investment Department at NAM Tokyo since 2008. Previously, he worked as a Fund Manager at NAM Tokyo since 2003. He joined NAM Tokyo in 1998.

The sub-advisor will make investment decisions using a research team approach. The research team is jointly managed by Mr. Aoki and Mr. Saito. Final authority on all portfolio investments rests with Mr. Aoki.

INVESTMENT COMPANY ACT FILE NO: 811-01090

NOMURA PARTNERS FUNDS, INC.

ASIA PACIFIC EX JAPAN FUND

GLOBAL EQUITY INCOME FUND

SUPPLEMENT DATED JULY 22, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

DATED JANUARY 28, 2010, AS AMENDED JUNE 1, 2010.

This Supplement provides new and additional information beyond that which is contained in the SAI. Please keep this Supplement and read it together with the SAI dated January 28, 2010, as amended June 1, 2010.

•	Mr. Tadashi Yoshimitsu has joined the portfolio management team for Asia Pacific ex Japan Fund as a Senior Portfolio Manager.

•	Mr. Yoshiaki Saito has replaced Mr. Akira Ueno as Senior Fund Manager on the Portfolio on Global Equity Income Fund. References to Mr. Ueno are hereby deleted from the SAI.

The disclosure and chart below replace similar disclosure following the caption “Asia Pacific ex Japan Fund” within the section Portfolio Managers on page 21 of the SAI:

Four portfolio managers of NAM Singapore are primarily responsible for the management of the Asia Pacific ex Japan Fund: Mr. Graham Muirhead, Mr. Ken Leong, Tadashi Yoshimistu and Ms. Serene Chng.

Other Funds and Accounts Managed. The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which the Advisory Fee is Performance-Based
Names of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Graham Muirhead	0	0	3	0	0	0
			$1,938,000,000
Ken Leong	0	1	6	0	1	0
		$9,000,000	$1,344,000,000		$9,000,000
Tadashi Yoshimistu[1]	0	1	0	0	0	0
		$11,000,000
Serene Chng	0	4	3	0	0	1
		$128,000,000	$495,000,000			$280,000

[1]	Information relating to Mr. Yoshimitsu is provided as of June 30, 2010.

The disclosure and chart below replace similar disclosure following the caption “Global Equity Income Fund” within the section Portfolio Managers on page 23 of the SAI:

Two portfolio managers of NAM Tokyo are primarily responsible for the management of the Global Equity Income Fund: Mr. Hideyuki Aoki and Mr. Yoshiaki Saito.

Other Funds and Accounts Managed. The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which the Advisory Fee is Performance-Based
Names of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Hideyuki Aoki	0	4	0	0	0	0
		$3,632,000,000
Yoshiaki Saito[1]	0	4	0	0	0	0
		$2,885,000,000

[1]	Information relating to Mr. Saito is provided as of June 30, 2010.

INVESTMENT COMPANY ACT FILE NO: 811-01090